Receivable From MF Global	12 Months Ended
Dec. 31, 2011
Receivable From MF Global [Abstract]
Receivable From MF Global

Note 4. Receivable from MF Global:

On October 31, 2011, MF Global Holdings Ltd., the parent company of MF Global Inc., then the Partnership's futures commission merchant, filed for bankruptcy protection under Chapter 11 of the Bankruptcy Code. The Securities and Exchange Commission and CFTC agreed that a bankruptcy led by the Securities Investor Protection Corporation ("SIPC") of MF Global Inc. would be the safest and most prudent course of action to protect customer accounts and assets and SIPC initiated the liquidation of MF Global Inc. under the Securities Investor Protection Act. As of October 31, 2011, the Partnership held $5,131,353 or approximately 12.6% of partners' capital in customer segregated and secured accounts at MF Global Inc. The CFTC has stated that there is a shortfall in customer segregated accounts held by MF Global Inc., and the true extent of such shortfall remains unknown. Although some assets have been transferred from MF Global Inc. to the Partnership's new futures commission merchant, ADM Investors Services, Inc., as of December 31, 2011, the General Partner believes that a portion of the Partnership's assets are, and may remain for some time, illiquid, but does not have sufficient information to estimate accurately how long such assets may be unavailable to the Partnership or the percentage of assets that may not be recovered, if any. Through December 31, 2011, this receivable was reduced by $2,174,797 comprised of disbursements initiated by the bankruptcy trustee, as well as other trading related activities. The Company has filed appropriate claims with the bankruptcy trustee for remaining amounts due (the MF Global Claim). However, due to the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, the Partnership has recognized a 2.78% (or $1,130,702) loss on the MF Global Claim, which is an estimate of the Partnership's pro-rata share of the projected MF Global Inc. asset shortfall. This loss is reflected as Loss on MF Global on the statement of operations. The remaining receivable from MF Global Inc. of $1,825,854 is estimated by management based upon information provided by the bankruptcy trustee as well as independent third party bids to purchase the MF Global Claim, and may be subject to change in the near term. Such change could be material to the presentation of the statement of financial condition. In addition, the Partnership is withholding approximately 5% of the proceeds of redemptions attributable to Partnership assets, for which a loss was not taken and that are encumbered in the MF Global liquidation subject to a claims recovery process to be administered by the liquidation Trustee, pending completion of the MF Global liquidation or the receipt by the Partnership of the full amount of its claims.